Intangible assets, net	6 Months Ended
Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Intangible assets, net

Note 7 – Intangible assets, net

Intangible assets, net consist of the following:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)
Patents	$115,530	$115,051
Less: accumulated amortization	(114,815)	(109,423)
Intangible assets, net	$715	$5,628

Amortization expense for the six months ended June 30, 2025 and 2024 amounted to $4,920 and $5,450, respectively.

The estimated amortization is as follows:

Twelve Months ending June 30,	Estimated amortization expense
2026	$715

Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Intangible assets, net

Note 7 – Intangible assets, net

Intangible assets, net consist of the following:

	December 31, 2024	December 31, 2023

Patents	$115,051	$116,768
Less: accumulated amortization	(109,423)	(100,371)
Intangible assets, net	$5,628	$16,397

Amortization expense for the years ended December 31, 2024, 2023, and 2022 amounted to $10,603, $11,355, and $14,434, respectively.

The estimated amortization is as follows:

Twelve months ending December 31,	Estimated amortization expense
2025	$5,628